RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended				2 Months Ended	3 Months Ended
	Feb. 16, 2021	Jan. 26, 2021	Dec. 31, 2020		Feb. 16, 2021	Mar. 31, 2021	Jan. 14, 2021	Dec. 01, 2020
Related Party Transaction [Line Items]
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs	$ 253,000,000					$ 208,796,106
Shares issued					25,300,000
Share capitalization (in Shares)			575,000
Founder shares issued and outstanding (in Shares)			6,325,000
Issued and outstanding shares percentage after initial public offering percentage			2000.00%			20.00%
Founder shares, description			the Sponsor will agree, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.			the Sponsor will agree, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Aggregate principal amount								$ 300,000
Promissory note, outstanding	$ 5,000		$ 5,000		$ 5,000
Per month amount			10,000			$ 16,786
Initial public offering per share (in Dollars)	$ 10.00				$ 10.00	$ 10.00
Converted amount			$ 1,500,000			$ 1,500,000
Sale of price per share (in Dollars per share)			$ 1.00			$ 1.00
Fees amount			$ 25,000	[1]		$ 10,000
Subsequent Event
Related Party Transaction [Line Items]
Shares issued	253,000,000
Initial public offering per share (in Dollars)	$ 10.00				10.00
Over-Allotment Option
Related Party Transaction [Line Items]
Shares issued	3,300,000					25,300,000
Shares issued in transaction (in shares)	3,300,000					3,300,000
Initial public offering per share (in Dollars)	$ 10.00				10.00
Over-Allotment Option | Subsequent Event
Related Party Transaction [Line Items]
Shares issued	3,300,000
Shares issued in transaction (in shares)	3,300,000
Initial public offering per share (in Dollars)	$ 10.00				$ 10.00
Founder Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Forfeiture of founder shares (in Shares)			825,000			825,000
Class A ordinary shares | Over-Allotment Option
Related Party Transaction [Line Items]
Shares issued	3,300,000
Class A ordinary shares | Over-Allotment Option | Forward Contracts
Related Party Transaction [Line Items]
Shares issued in transaction (in shares)		5,000,000
Initial public offering per share (in Dollars)		$ 10.00
Aggregate value		$ 50,000,000
Class A ordinary shares | Over-Allotment Option | Forward Contracts | Subsequent Event
Related Party Transaction [Line Items]
Shares issued in transaction (in shares)		5,000,000
Initial public offering per share (in Dollars)		$ 10.00
Aggregate value		$ 50,000,000
Founder Shares
Related Party Transaction [Line Items]
Share capitalization (in Shares)							575,000
Founder shares issued and outstanding (in Shares)							6,325,000
Founder Shares | Subsequent Event
Related Party Transaction [Line Items]
Share capitalization (in Shares)							575,000
Founder shares issued and outstanding (in Shares)							6,325,000
Founder Shares | Class B ordinary shares
Related Party Transaction [Line Items]
Sale of 25,300,000 Class A shares, net of underwriting discounts and offering costs			$ 25,000			$ 25,000
Shares issued			5,750,000			5,750,000

[1]	Included an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).